CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) AND MEZZANINE EQUITY - P3 Health Partners Inc. - USD ($)	Common Stock Common Class A	Common Stock Common Class V	Additional Paid-in Capital		Accumulated Deficit	Redeemable Non-Controlling Interests	Total
STOCKHOLDERS' EQUITY (DEFICIT) at Dec. 03, 2021	$ 4,158	$ 19,655	$ 312,945,752	[1]	$ (29,336,924)		$ 283,632,641
STOCKHOLDERS' EQUITY (DEFICIT) (in shares) at Dec. 03, 2021	41,578,890	196,553,523
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Loss					(10,081,200)		(10,081,200)
STOCKHOLDERS' EQUITY (DEFICIT) at Dec. 31, 2021	$ 4,158	$ 19,655	312,945,752	[1]	(39,418,124)		273,551,441
STOCKHOLDERS' EQUITY (DEFICIT) (in shares) at Dec. 31, 2021	41,578,890	196,553,523
Increase (Decrease) in Temporary Equity [Roll Forward]
Stock compensation						$ 4,635,142
Net Loss						(47,856,729)
Ending Balance at Dec. 31, 2021						1,790,617,285	1,790,617,285
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Vesting of stock compensation awards		$ 55					55
Vesting of stock compensation awards (in shares)		549,822
Net Loss					(10,577,504)		(10,577,504)
STOCKHOLDERS' EQUITY (DEFICIT) at Mar. 31, 2022	$ 4,158	$ 19,710	312,945,752		(49,995,628)		262,973,992
STOCKHOLDERS' EQUITY (DEFICIT) (in shares) at Mar. 31, 2022	41,578,890	197,103,345
Increase (Decrease) in Temporary Equity [Roll Forward]
Stock compensation						11,711,427
Net Loss						(50,212,750)
Ending Balance at Mar. 31, 2022						1,752,115,962
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Vesting of stock compensation awards		$ 432					432
Vesting of stock compensation awards (in shares)		4,319,964
Net Loss					(154,349,949)		(154,349,949)
STOCKHOLDERS' EQUITY (DEFICIT) at Jun. 30, 2022	$ 4,158	$ 20,142	$ 312,945,752		$ (204,345,577)		108,624,475
STOCKHOLDERS' EQUITY (DEFICIT) (in shares) at Jun. 30, 2022	41,578,890	201,423,309
Increase (Decrease) in Temporary Equity [Roll Forward]
Stock compensation						3,715,553
Net Loss						(748,755,990)
Ending Balance at Jun. 30, 2022						$ 1,007,075,525	$ 1,007,075,525

[1]	Included in the opening balance are transactions completed in connection with the Business Combinations, including the PIPE investment of $195.3 million (net of issuance costs), the equity consideration to P3 shareholders of $80.3 million, and the trust proceeds (net of redemptions) of $37.4 million.